PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution 2060 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7.5%
48,011  Vanguard FTSE
Developed Markets
ETF
$ 2,535,461
7.5
Total Exchange-Traded
Funds
(Cost $2,106,983)
2,535,461
7.5
MUTUAL FUNDS : 92.6%
Affiliated Investment Companies : 92.6%
75,161  Voya Intermediate
Bond Fund - Class R6
674,943
2.0
211,703  Voya Large Cap Value
Portfolio - Class R6
1,359,132
4.0
158,306  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,697,039
5.0
482,439  Voya Multi-Manager
International Equity
Fund - Class I
5,427,438
16.0
108,740  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,184,181
3.5
17,606  Voya Russell
TM
Large
Cap Growth Index
- Class I
1,352,852
4.0
10,712
(1)
Voya Small Cap
Growth Fund - Class
R6
509,666
1.5
51,296  Voya Small Company
Fund - Class R6
846,900
2.5
626,259  Voya U.S. Stock Index
Portfolio - Class I
12,543,967
37.1
48,420  VY
®
Invesco Comstock
Portfolio - Class I
1,023,122
3.0
87,408  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
2,537,467
7.5
110,492  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,177,848
3.5
10,801  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
1,014,259
3.0
Total Mutual Funds
(Cost $27,402,211)
31,348,814
92.6
Total Long-Term
Investments
(Cost $29,509,194)
33,884,275
100.1
Total Investments in
Securities
(Cost $29,509,194) $ 33,884,275 100.1
Liabilities in Excess
of Other Assets (21,177) (0.1)
Net Assets $ 33,863,098 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution 2060 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,535,461 $ — $ — $ 2,535,461
Mutual Funds 31,348,814 — — 31,348,814
Total Investments, at fair value $ 33,884,275 $ — $ — $ 33,884,275
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 279,470 $ 502,772 $ (121,732) $ 14,433 $ 674,943 $ 14,312 $ 1,561 $ —
Voya Large Cap Value Portfolio -
Class R6
1,219,187 289,850 (234,505) 84,600 1,359,132 2,676 51,366 63,970
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,980,664 307,070 (751,488) 160,793 1,697,039 — (2,124) —
Voya Multi-Manager International
Equity Fund - Class I
2,550,751 3,256,163 (840,080) 460,604 5,427,438 — 35,814 —
Voya Multi-Manager International
Factors Fund - Class I
2,588,176 384,938 (2,819,487) (153,627) — — 320,590 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
844,474 551,958 (363,108) 150,857 1,184,181 — (15,314) —
Voya Russell
TM
Large Cap Growth
Index - Class I
1,097,951 351,553 (224,433) 127,781 1,352,852 5,210 102,269 45,683
Voya Small Cap Growth Fund -
Class R6
434,982 76,961 (72,147) 69,870 509,666 — 15,351 —
Voya Small Company Fund - Class
R6
735,400 198,099 (152,374) 65,775 846,900 — 18,001 —
Voya U.S. Stock Index Portfolio -
Class I
9,870,781 3,967,127 (2,132,820) 838,879 12,543,967 9,659 438,170 891,316
VY
®
Invesco Comstock Portfolio -
Class I
860,190 259,058 (144,345) 48,219 1,023,122 851 (949) 85,452
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
2,141,901 528,366 (440,730) 307,930 2,537,467 10,523 (63,356) 29,148
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
844,805 661,993 (356,808) 27,858 1,177,848 — (2,570) 112,236
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,018,388 289,691 (304,068) 10,248 1,014,259 — 101,624 88,465
$ 26,467,120 $ 11,625,599 $ (8,958,125) $ 2,214,220 $ 31,348,814 $ 43,231 $ 1,000,433 $ 1,316,270
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,375,081
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 4,375,081